Income Taxes (Tables) - Staffing 360 Solutions, Inc. [Member]	12 Months Ended
Dec. 30, 2023
Income Taxes (Tables) [Line Items]
Schedule of Components of (Loss) Income Before Provision for Income Taxes	The components of loss before provision for income taxes for Fiscal 2023 and Fiscal 2022, are as follows:
	December 30, 2023	December 31, 2022
Domestic	$(40,628)	$(9,543)
Foreign	14,891	(7,673)
Loss before provision for income taxes	$(25,737)	$(17,216)

Schedule of Components of Benefit for Income Taxes	The benefit for income taxes consisted of the following:
	December 30, 2023	December 31, 2022
Current:
Federal	—	—
State	255	349
Foreign	—	—
Total current tax expense	255	349

Deferred:
Federal	3	(29)
State	46	(154)
Foreign	—	(388)
Total deferred tax expense	49	(571)
Total tax benefit	$304	$(222)

Schedule of Effective Income Tax Rate Reconciliation	The difference between the income tax benefit on income (loss) and the amount computed at the U.S. federal statutory rate is due to:
	December 30, 2023		December 31, 2022
Expense at Federal Statutory Rate	$(5,405)	21.00%	$(3,615)	21.00%
State taxes, net	(1,149)	4.47%	(62)	0.36%
Foreign operations	375	(1.46)%	153	(0.89)%
UK Goodwill Impairment	—	0.00%	1,900	(11.04)%
Permanent differences	1,349	(5.24)%	116	(0.67)%
True-up adjustments	1,481	(5.76)%	813	6.56%
State NOL True-up Adjustments – Staffing	(556)	2.16%	—	0.00%
State NOL True-up Adjustments – Headway	5,121	(19.90)%	—	0.00%
Change in valuation allowance	(1,006)	3.91%	608	(3.53)%
Other	94	(0.36)%	(135)	10.50%
Total Tax Benefit for Income Taxes	$304	(1.18)%	$(222)	1.28%

Schedule of Deferred Tax Assets (Liabilities)	Deferred income taxes are provided for the tax effect of temporary differences between the financial reporting basis and the tax basis of assets and liabilities. Significant components of the Company’s deferred tax assets and (liabilities) are as follows:
	December 30, 2023	December 31, 2022
Deferred tax assets
Net operating loss carryforward	$10,959	$13,356
Tax credit, deduction and capital loss carryforward	1,193	3,212
Share-based compensation	780	503
Debt issuance costs	25	—
Accrued expenses and other liabilities	1,808	1,276
Interest limitation and carryforward	9,501	7,546
Operating lease liabilities	1,518	1,657
Total deferred tax assets	25,784	27,550
Less: valuation allowance	(22,378)	(23,383)
Deferred tax assets, net of valuation allowance	3,406	4,167

Deferred tax liabilities:
Deprecation	(1,178)	(1,507)
Basis differences in acquired intangibles	(1,064)	(1,347)
Debt Issuance Cost	—	(9)
Operating lease – Right-of-use assets	(1,392)	(1,482)
Total deferred tax liabilities	(3,634)	(4,345)
Deferred tax liability	$(228)	$(178)

Schedule of Unrecognized Tax Benefits	A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:
	Fiscal 2023	Fiscal 2022
Beginning balance	$716	$697
Additions for tax positions of prior years	49	19
Reductions for tax positions of prior years	0	0
Loss before provision for income taxes	$765	$716